Description of Business	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

Note 1—Description of Business

        On April 6, 2015, Ventas, Inc. ("Ventas") announced its plan to spin off its post-acute/skilled nursing facility ("SNF") portfolio operated by regional and local care providers (the "SpinCo Business"), thereby creating two separate, independent publicly-traded companies.

        To accomplish this separation, Ventas created a newly formed Delaware corporation, Care Capital Properties, Inc. ("SpinCo"), to hold the SpinCo Business. SpinCo is currently a wholly owned subsidiary of Ventas. Prior to or concurrently with the separation, Ventas will engage in certain reorganization transactions that are designed to consolidate the ownership of its interests in 353 properties and certain loans receivable that comprise the SpinCo Business and distribute such interests to SpinCo. The separation will be effected by means of a pro-rata distribution of all of the outstanding shares of SpinCo common stock owned by Ventas to the holders of Ventas common stock on the record date. Unless otherwise indicated or except where the context otherwise requires, references to "we," "us," or "our" refer to the SpinCo Business after giving effect to the transfer of the assets and liabilities from Ventas.

        To date, we have not conducted any business as a separate company and have no material assets or liabilities. The operations of the SpinCo Business to be transferred to SpinCo by Ventas are presented as if the transferred business was our business for all historical periods described and at the carrying value of such assets and liabilities reflected in Ventas's books and records. Following the separation and distribution, we expect to operate as a real estate investment trust ("REIT") with a diversified portfolio of SNFs and other healthcare properties located throughout the United States. As of December 31, 2014, the SpinCo Business consisted of 325 properties (including two properties that will not be transferred to SpinCo as part of the separation and four properties that are classified as held for sale). In addition, we originate and manage a small portfolio of secured and unsecured loans, made primarily to SNF operators or secured by SNF assets.

        The accompanying combined consolidated financial statements have been prepared on a standalone basis and are derived from Ventas's consolidated financial statements and accounting records. The combined consolidated financial statements reflect our financial position, results of operations and cash flows as though the SpinCo Business was operated as part of Ventas prior to the distribution, in conformity with U.S. generally accepted accounting principles ("GAAP").

        Our equity balance (net parent investment) in these combined consolidated financial statements represents the excess of total assets over total liabilities, including the intercompany balances between SpinCo and Ventas. Net parent investment is primarily impacted by contributions from Ventas, which are the result of treasury activities and net funding provided by or distributed to Ventas prior to the separation.